SUBSEQUENT EVENTS (Details)																			6 Months Ended
	Feb. 13, 2025 USD ($) $ / shares shares	Feb. 11, 2025 USD ($) D $ / shares shares	Feb. 06, 2025 USD ($) shares	Feb. 05, 2025 USD ($) D shares	Jan. 21, 2025 USD ($) D $ / shares shares	Jan. 15, 2025 shares	Jan. 06, 2025 USD ($) $ / shares shares	Jan. 03, 2025 item shares	Jan. 02, 2025 shares	Jan. 01, 2025 USD ($)	Dec. 31, 2024	Aug. 29, 2024 shares	Aug. 09, 2024 shares	Jul. 31, 2024 USD ($) D shares	Jul. 10, 2024 shares	Feb. 19, 2024 $ / shares shares	Feb. 09, 2024 USD ($) $ / shares shares	Sep. 13, 2023 $ / shares shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Oct. 23, 2024 USD ($)	Feb. 07, 2024 USD ($)
SUBSEQUENT EVENTS
Proceeds from under original ELOC agreement | $																			$ 533,381
Sale price per share (in dollars per share) | $ / shares																	$ 10			$ 10
Conversion rate as a percentage of specified trading days volume weighted average share price											60.00%
Common stock issued to for consulting services (in shares)												882,668			1,602,994
Stock based compensation | $																			$ 2,578	$ 1,462,650
Short Term Notes
SUBSEQUENT EVENTS
Aggregate principal amount | $																						$ 5,000,000
Chardan Note
SUBSEQUENT EVENTS
Aggregate principal amount | $																	$ 4,150,000				$ 5,209,764
Conversion, shares transferred																				198,196
Carriage House Capital, Inc
SUBSEQUENT EVENTS
Sale price per share (in dollars per share) | $ / shares																$ 4.98				$ 4.41
Common stock issued to for consulting services (in shares)																				100,000
Carriage House Capital, Inc | Maximum
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares)																350,000
Carriage House Capital, Inc | Pre Reverse Split
SUBSEQUENT EVENTS
Sale price per share (in dollars per share) | $ / shares																$ 4.98	$ 4.98
Common stock issued to for consulting services (in shares)																	100,000
Carriage House Capital, Inc | Pre Reverse Split | Maximum
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares)																350,000
Carriage House Capital, Inc | Post Reverse Split
SUBSEQUENT EVENTS
Sale price per share (in dollars per share) | $ / shares																$ 298.8	$ 298.8
Common stock issued to for consulting services (in shares)																	1,667
Carriage House Capital, Inc | Post Reverse Split | Maximum
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares)																5,833
Wilson-Davis Sellers | Short Term Notes
SUBSEQUENT EVENTS
Aggregate principal amount | $																	$ 487,329
Outside The Box Capital Inc
SUBSEQUENT EVENTS
Sale price per share (in dollars per share) | $ / shares																		$ 10
Common stock issued to for consulting services (in shares)																		20,000
Atlas FinTech | Pre Reverse Split
SUBSEQUENT EVENTS
Conversion, shares transferred																			127,159
Common stock issued to for consulting services (in shares)													4,125,776
Atlas FinTech | Post Reverse Split
SUBSEQUENT EVENTS
Conversion, shares transferred																			2,119
Common stock issued to for consulting services (in shares)													68,763
Atlas FinTech | Chardan Note | Pre Reverse Split
SUBSEQUENT EVENTS
Conversion, shares transferred																			52,590
Atlas FinTech | Chardan Note | Post Reverse Split
SUBSEQUENT EVENTS
Conversion, shares transferred																			877
Tau Agreement
SUBSEQUENT EVENTS
Maximum aggregate purchase price | $														$ 10,000,000
Number of shares of individual advances requested														100,000
Advances requested, percentage of average daily volume of Common Stock traded														50.00%
Threshold trading days | D														30
Shares price payable as percentage of VWAP of the Common Stock														97.00%					97.00%
Threshold consecutive trading days | D														3
Proceeds from under original ELOC agreement | $																			$ 533,382
Tau Agreement | Pre Reverse Split
SUBSEQUENT EVENTS
Common Stock issued during period (in shares)																			2,475,000
Tau Agreement | Post Reverse Split
SUBSEQUENT EVENTS
Common Stock issued during period (in shares)																			41,250
Subsequent event | Chardan Note
SUBSEQUENT EVENTS
Aggregate principal amount | $	$ 375,000
Common Stock issued during period (in shares)	107,494
Conversion rate as a percentage of specified trading days volume weighted average share price	90.00%
Subsequent event | Chardan Note | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares	$ 3.198
Subsequent event | Chardan Note | Maximum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares	$ 3.89
Subsequent event | Carriage House Capital, Inc
SUBSEQUENT EVENTS
Common Stock issued during period (in shares)						4,166
Subsequent event | Wilson-Davis Sellers
SUBSEQUENT EVENTS
Threshold trading days | D		7
Aggregate principal amount | $		$ 1,400,000
Common Stock issued during period (in shares)		404,381
Accrued interest net | $		$ 21,053
Conversion rate as a percentage of specified trading days volume weighted average share price		90.00%
Conversion price (in dollars per share) | $ / shares		$ 3.51
Subsequent event | Wilson-Davis Sellers | Short Term Notes
SUBSEQUENT EVENTS
Threshold trading days | D					7
Common Stock issued during period (in shares)					130,219			7,247
Sale price per share (in dollars per share) | $ / shares					$ 7.46
Number of sellers as payment of interest | item								1
Accrued interest net | $					$ 971,420
Conversion rate as a percentage of specified trading days volume weighted average share price					90.00%
Subsequent event | Atlas FinTech
SUBSEQUENT EVENTS
Common Stock issued during period (in shares)			27,282
Common stock issued to for consulting services (in shares)													2,788,276
Repayment of advances made for working capital needs | $			$ 177,334
Contribution to capital from related parties | $			$ 97,942
Subsequent event | Tau Agreement
SUBSEQUENT EVENTS
Maximum aggregate purchase price | $				$ 12,250,000										$ 10,000,000
Number of shares of individual advances requested				2,000										100,000
Advances requested, percentage of average daily volume of Common Stock traded				50.00%										50.00%
Threshold trading days | D				30										30
Shares price payable as percentage of VWAP of the Common Stock				97.00%										97.00%
Threshold consecutive trading days | D				3										3
Proceeds from under original ELOC agreement | $										$ 740,500
Common Stock issued during period (in shares)									125,000					2,475,000
Subsequent event | Tau Agreement | Pre Reverse Split | Minimum
SUBSEQUENT EVENTS
Conversion, shares transferred									10,000,000
Subsequent event | Tau Agreement | Post Reverse Split | Minimum
SUBSEQUENT EVENTS
Conversion, shares transferred									166,667
Subsequent event | Marketing Agreement
SUBSEQUENT EVENTS
Sale price per share (in dollars per share) | $ / shares							$ 3.59
Common stock issued to for consulting services (in shares)							6,919
Stock based compensation | $							$ 24,839